STATEMENT OF INVESTMENTS
May 31, 2024 (Unaudited)

Description Shares Value ($)
Common Stocks – 99.0%
Banks – 6.3%
Bank of America Corp. 5,483 219,265
First Horizon Corp. 7,739 122,586
JPMorgan Chase & Co. 2,252 456,323
798,174
Capital Goods – 3.3%
Caterpillar, Inc. 420 142,178
Trane Technologies PLC 848 277,686
419,864
Commercial & Professional Services – 0.8%
Veralto Corp. 1,031 101,636
Consumer Discretionary Distribution & Retail – 6.0%
Amazon.com, Inc.
(a)
4,280 755,163
Consumer Durables & Apparel – 1.0%
Lululemon Athletica, Inc.
(a)
390 121,676
Consumer Services – 1.8%
Bright Horizons Family Solutions, Inc.
(a)
2,156 226,639
Energy – 3.6%
ConocoPhillips 1,012 117,878
Occidental Petroleum Corp.
(b)
2,773 173,312
Schlumberger NV 3,384 155,292
446,482
Financial Services – 2.8%
Mastercard, Inc., Class A 784 350,503
Food, Beverage & Tobacco – 1.8%
PepsiCo, Inc. 1,288 222,695
Health Care Equipment & Services – 9.3%
Addus HomeCare Corp.
(a)
1,152 132,261
Boston Scientific Corp.
(a)
3,240 244,847
Centene Corp.
(a)
2,400 171,816
Cooper Cos., Inc. (The) 1,652 155,800
Edwards Lifesciences Corp.
(a)
2,057 178,733
Hologic, Inc.
(a)
1,816 133,984
Progyny, Inc.
(a)
5,520 148,764
1,166,205
Household & Personal Products – 2.0%
Procter & Gamble Co. (The) 1,558 256,353

STATEMENT OF INVESTMENTS
(continued)

Description Shares Value ($)
Common Stocks – 99.0% (continued)
Insurance – 2.6%
Progressive Corp. (The) 1,537 324,584
Materials – 1.0%
Constellium SE
(a)
5,856 126,900
Media & Entertainment – 5.2%
Meta Platforms, Inc., Class A 839 391,670
Pinterest, Inc., Class A
(a)
3,204 132,934
Walt Disney Co. (The) 1,248 129,680
654,284
Pharmaceuticals, Biotechnology & Life Sciences – 9.6%
AbbVie, Inc. 2,158 347,956
Alnylam Pharmaceuticals, Inc.
(a)
480 71,247
Avantor, Inc.
(a)
5,402 130,080
Eli Lilly & Co. 410 336,339
Illumina, Inc.
(a)
989 103,133
Natera, Inc.
(a)
668 71,162
Zoetis, Inc., Class A 868 147,178
1,207,095
Real Estate Management & Development – 1.1%
CoStar Group, Inc.
(a)
1,779 139,064
Semiconductors & Semiconductor Equipment – 11.8%
LAM Research Corp. 168 156,650
Micron Technology, Inc. 1,757 219,625
NVIDIA Corp. 876 960,385
Texas Instruments, Inc. 756 147,428
1,484,088
Software & Services – 20.0%
Accenture PLC, Class A 761 214,823
Akamai Technologies, Inc.
(a)
1,517 139,928
HubSpot, Inc.
(a)
394 240,754
Intuit, Inc. 496 285,914
Microsoft Corp. 2,646 1,098,434
PTC, Inc.
(a)
658 115,966
Shopify, Inc., Class A
(a)
4,488 265,465
Workday, Inc., Class A
(a)
720 152,244
2,513,528
Technology Hardware & Equipment – 3.1%
Apple, Inc. 2,054 394,881
Transportation – 4.1%
FedEx Corp. 655 166,344
Uber Technologies, Inc.
(a)
5,337 344,557
510,901

See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Utilities – 1.8%
Dominion Energy, Inc. 4,163 224,469
Total Common Stocks (cost $9,960,319) 12,445,184
Investment Companies – 1.0%
Registered Investment Companies – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.28%
(c)(d)
(cost $124,164) 124,164 124,164
Total Investments (cost $10,084,483) 100.0% 12,569,348
Cash and Receivables (Net) 0.0% 1,684
Net Assets 100.0% 12,571,032
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $171,563 and the value of the collateral was $171,871, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(d)
The rate shown is the 1-day yield as of May 31, 2024.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Women's Opportunities
ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The
fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of May 31, 2024 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

Fair Value Measurements
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At May 31, 2024, accumulated net unrealized appreciation on investments was
$2,484,865, consisting of gross appreciation of $2,791,781 and gross depreciation of
$306,916.
At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 12,445,184 — — 12,445,184
Investment Companies 124,164 — — 124,164
†
See Statement of Investments for additional detailed categorizations, if any.